BLACKROCK MONEY MARKET FUNDS

BBIF Tax-Exempt Fund
BBIF Money Fund
BBIF Treasury Fund
BBIF Government Securities Fund
BIF Money Fund
BIF Treasury Fund
BIF Government Securities Fund
BIF Tax-Exempt Fund

BIF Multi-State Municipal Series Trust

  BIF Arizona Municipal Money Fund
  BIF California Municipal Money Fund
  BIF Connecticut Municipal Money Fund
  BIF Florida Municipal Money Fund
  BIF Massachusetts Municipal Money Fund
  BIF Michigan Municipal Money Fund
  BIF New Jersey Municipal Money Fund
  BIF New York Municipal Money Fund
  BIF North Carolina Municipal Money Fund
  BIF Ohio Municipal Money Fund
  BIF Pennsylvania Municipal Money Fund

BlackRock FundsSM

  BlackRock Money Market Portfolio
  BlackRock U.S. Treasury Money Market Portfolio
  BlackRock Municipal Money Market Portfolio
  BlackRock New Jersey Municipal Money Market Portfolio
  BlackRock North Carolina Municipal Money Market Portfolio
  BlackRock Ohio Municipal Money Market Portfolio
  BlackRock Pennsylvania Municipal Money Market Portfolio
  BlackRock Virginia Municipal Money Market Portfolio

BlackRock Financial Institutions Series Trust

  BlackRock Summit Cash Reserves Fund

Ready Assets Prime Money Fund
Ready Assets U.S. Treasury Money Fund
Ready Assets U.S.A. Government Money Fund

Retirement Series Trust

  Retirement Reserves Money Fund

Funds For Institutions Series

  FFI Premier Institutional Fund
  FFI Institutional Fund
  FFI Select Institutional Fund
  FFI Treasury Fund
  FFI Government Fund
  FFI Institutional Tax-Exempt Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated June 29, 2011 to the
Statements of Additional Information of each Fund

Effective June 29, 2011, the Statements of Additional Information of the Funds are amended as follows:

The third paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is supplemented with the following information:

The following Service Organizations have specific distribution and marketing agreements with the Funds and may receive payments relating to distribution and sales support activities: CCO Investment Services, FSC Securities Corporation, PFS Investments, Royal Alliance Associates and SagePoint Financial.

Shareholders should retain this Supplement for future reference.

Code #ALLPR-MONEY-0611SUP